RISK MANAGEMENT - Credit portfolio per type of guarantees received (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	176,168,055	179,115,847
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	186,203,770	188,313,361	$ 231,573,437	$ 206,447,165
Loan portfolio [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	115,130,659	112,427,251
Loan portfolio [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	202,776	322,837
Loan portfolio [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	17,906,981	16,664,467
Loan portfolio [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	12,177,921	13,294,490
Loan portfolio [member] | Collateralized investments in equity instruments | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	392,474	410,669
Loan portfolio [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,247,587	1,580,177
Loan portfolio [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,796,931	10,433,355
Loan portfolio [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,740,747	9,953,270
Loan portfolio [member] | Collateralized pledged income | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,710,759	3,731,465
Loan portfolio [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,562,715	8,848,572
Loan portfolio [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	6,334,220	10,646,808
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	102,145,802	105,248,652
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	107,440,424	110,742,842
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	101,753,217	99,282,353
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	107,047,817	104,775,099	122,027,804	110,986,938
Commercial lending portfolio [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	60,462,815	57,471,266
Commercial lending portfolio [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	202,667	322,063
Commercial lending portfolio [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,388,044	988,888
Commercial lending portfolio [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	11,949,592	13,026,949
Commercial lending portfolio [member] | Collateralized investments in equity instruments | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	392,474	410,669
Commercial lending portfolio [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,101,686	1,412,983
Commercial lending portfolio [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,715,508	8,148,297
Commercial lending portfolio [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,654,206	9,822,855
Commercial lending portfolio [member] | Collateralized pledged income | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,710,759	3,731,465
Commercial lending portfolio [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,498,054	3,657,840
Commercial lending portfolio [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,972,012	5,781,824
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	392,585	5,966,299
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	392,607	5,967,743	3,218,433	4,693,678
Interbank and overnight funds [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	88,588	1,179,355
Interbank and overnight funds [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	304,019	4,788,388
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	55,692,165	56,107,532
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	59,999,611	59,419,444	76,889,145	65,835,457
Loans to consumers [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	54,320,369	53,550,006
Loans to consumers [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	109	774
Loans to consumers [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	147,499	124,990
Loans to consumers [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	226,614	260,832
Loans to consumers [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	145,901	167,194
Loans to consumers [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	14,947	18,072
Loans to consumers [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	21,705	31,166
Loans to consumers [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,064,634	5,190,680
Loans to consumers [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	57,833	75,730
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	18,106,219	17,530,914
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	18,486,206	17,883,355	29,120,316	24,558,771
Mortgage [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,277	2,042
Mortgage [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,370,941	15,549,938
Mortgage [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,603	6,494
Mortgage [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,066,476	2,266,986
Mortgage [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	45,909	57,895
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	223,869	228,749
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	277,529	267,720	$ 317,739	$ 372,321
Microcredit [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	257,610	224,582
Microcredit [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	497	651
Microcredit [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	112	215
Microcredit [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	18,927	41,354
Microcredit [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27	52
Microcredit [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 356	$ 866